Financial Risk Management	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Financial Risk Management
27.
Financial risk management

Financial risk factors

The Group’s activities expose it to market risk (including currency risk and interest rate risk), credit risk and liquidity risk. The Group’s overall risk management strategy seeks to minimise any adverse effects from the unpredictability of financial markets on the Group’s financial performance.

The Board of Directors is responsible for setting the objectives and underlying principles of financial risk management for the Group.

(a)
Market risk
(i)
Currency risk

The Group operates in South East Asia with operations in Singapore, Malaysia, Indonesia, Thailand and Vietnam.

Currency risk arises within entities in the Group when transactions are denominated in foreign currencies other than the functional currency of the entities within the Group. The Group’s business operations are not exposed to significant foreign currency risks as it has no significant transactions denominated in foreign currency of the entities within the Group.

(ii)
Cash flow and fair value interest rate risks

Cash flow interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Fair value interest rate risk is the risk that the fair value of a financial instrument will fluctuate due to changes in market interest rates. As the Group have no variable interest-bearing financial instrument, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. The Group also has no fixed interest-bearing financial instruments as at the year end and is hence not exposed to fair value interest rate risks arising from fixed interests.

(b)
Credit risk

Credit risk is the risk of loss that may arise on outstanding financial instruments should a counterparty default on its obligations.

Risk management

The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets, the Group minimise credit risk by holding its cash and deposits at major financial institutions in the respective locations of the Group's operations. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

The Group’s objective is to seek continual revenue growth while minimising losses incurred due to increased credit risk exposure by trading only with recognised and creditworthy third parties. Only customers who have undergone credit verification procedures are allowed to trade on credit.

As the Group does not hold any collateral, the maximum exposure to credit risk for each class of financial instruments is the carrying amount of that class of financial instruments presented on the consolidated balance sheet.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Credit rating

The Group considers the probability of default upon initial recognition of assets and identifies any significant increase in credit risk quarterly. The age of the receivable, whether the invoices are disputed and indications of a debtor's commitment to settle are factors considered when the Group assesses significant increase in credit risk.

The following indicators are incorporated:

•
actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations;
•
significant changes in the expected performance and behaviour of the debtor, including changes in the payment status of debtors; and
•
macroeconomic information such as market growth rates.

A significant increase in credit risk is presumed if a debtor is more than 30 days past due in making a contractual payment, as determined by the Group’s historical collections records.

The Group defines a financial instrument as default, which is fully aligned with the definition of credit-impaired, when it meets one or more of the following criteria:

Quantitative criteria:

The Group defines a financial instrument as default, when the counterparty fails to make contractual payment within 180 days of when they fall due.

The Group considers the following when determining if a debtor meets the unlikeliness to pay criteria and is in significant financial difficulty:

•
the debtor is in breach of financial covenants;
•
concessions have been made by the lender relating to the debtor’s financial difficulty;
•
it is becoming probable that the debtor will enter bankruptcy or other financial reorganisation; and
•
the debtor is insolvent.

Financial instruments that are credit-impaired are assessed on individual basis.

Impairment of financial assets

Trade receivables are subject to more than immaterial credit losses where the expected credit loss (“ECL”) model has been applied.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Impairment of financial assets (continued)

The Group has applied the simplified approach by using the provision matrix to measure the lifetime expected credit losses for trade receivables.

The measurement of ECL reflects reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.

Groupings of instruments for ECL measured on collective basis;

(i)
Collective assessment

To measure ECL, trade receivables have been grouped based on shared credit risk characteristics such as geographical location and the days past due.

(ii)
Individual assessment

Trade receivables which are in default or credit-impaired are assessed individually.

Trade receivables are written off when there is no reasonable expectation of recovery. Write offs are made on a case-by-case basis. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group.

Impairment losses on trade receivables are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

27.
Financial risk management (continued)
(b)
Credit risk (continued)

Impairment of financial assets (continued)

The movement in impairment loss on trade receivables during the year is as follows:

Trade receivables

	2023	2022
	S$’000	S$’000
Beginning of financial year	5,081	4,953
Allowance made	2,728	3,661
Allowance written back	(2,870)	(2,504)
Allowance written off	(758)	(901)
Currency revaluation adjustment	(61)	(128)
End of financial year	4,120	5,081

Impairment of financial assets

For specific trade receivables identified by the Group to be credit impaired, the Group recognised a loss allowance equal to lifetime expected credit loss of S$3,742,000 (2022: S$4,573,000) in respect of Group’s receivables, as follows:

Trade receivables

	2023	2022
	S$’000	S$’000
Gross amount	3,742	4,573
Less: Allowance for impairment	(3,742)	(4,573)
	—	—

The impaired receivables arise mainly from receivables that are long overdue.

The Group has concluded that the credit loss for non-specific trade receivables as of 31 December 2023 is immaterial.

27.
Financial risk management (continued)
(c)
Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting financial obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities.

The Group manages its liquidity risk by ensuring the availability of funding.

Funding is obtained mainly from investments from shareholders. The Group monitors working capital projections regularly, to ensure that the Group has adequate working capital to meet current requirements.

The table below analyses non-derivative financial liabilities of the Group into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying amounts as the impact of discounting is not significant.

	Less than 1 year	Between 1 and 5 years
	S$’000	S$’000
At 31 December 2023
Trade and other payables	26,637	518
Lease liabilities	4,222	5,575
At 31 December 2022
Trade and other payables	29,737	296
Lease liabilities	4,104	8,668

27.
Financial risk management (continued)
(d)
Capital risk

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern and to maintain an optimal capital structure so as to maximise shareholder value. In order to maintain or achieve an optimal capital structure, the Group may adjust the amount of dividend payment, return capital to shareholders, issue new shares, buy back issued shares, obtain new borrowings or sell assets to reduce borrowings.

The Directors monitor the Group’s capital based on net debt, if any, and total capital. Net debt is calculated as borrowings plus trade and other payables less cash and cash equivalents. Total capital is calculated as total equity plus preference shares and net debt, if any.

	2023	2022
	S$’000	S$’000
Net debt	n/m*	n/m*
Total equity	604,812	634,287
Total capital	604,812	634,287

*not meaningful

(e)
Fair value measurement

Liabilities measured and carried at fair value and classified by level of the following fair value measurement hierarchy:

(i)
quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
(ii)
inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
(iii)
inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3).

The warrants (Note 21) that are accounted for as a derivative financial liability and measured at fair value at each reporting date is a level 2 instrument.

27.
Financial risk management (continued)
(e)
Fair value measurement (continued)

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. The Group uses a variety of methods and makes assumptions that are based on market conditions existing at each balance sheet date. Where appropriate, quoted market prices or dealer quotes for similar instruments are used. Other techniques, such as estimated discounted cash flows, are used to determine fair value for the remaining financial instruments.

The fair values of current financial assets and liabilities carried at amortised cost approximate their carrying amounts.

The following table presents the changes in Level 3 instruments:

Derivative financial liabilities - Series B, D1, E and F conversion option
S$’000
2021
Beginning of financial year	940
Fair value adjustment - profit or loss (Note 8)	124,146
Conversion to ordinary shares	(125,086)
End of financial year	—
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year (a)	—

(a)
The unrealised gains/losses are presented in “Other (losses)/gains - net” in the consolidated statement of comprehensive income.

There are no transfers of financial instruments between any levels during the financial years ended 31 December 2023, 2022 and 2021.

The carrying amount less impairment provision of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated based on quoted market prices or dealer quotes for similar instruments by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

(f)
Financial instruments by category

The carrying amount of the different categories of financial instruments is as disclosed:

	2023	2022	2021
	S$’000	S$’000	S$’000
Financial assets, at amortised cost	317,781	324,856	85,190
Financial liabilities, at FVTPL	649	4,775	—
Financial liabilities, at amortised cost	36,729	42,476	66,098